Summary of Significant Accounting Policies and Basis of Presentation (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies and Basis of Presentation (Details) [Line Items]
Allowance for doubtful accounts (in Dollars)		$ 20	$ 177
Impairment losses (in Dollars)		$ 3,600
Dilutive securities (in Shares)		615,063	260,854
Purchase of stock price (in Shares)		128,477	121,938
Advertising costs (in Dollars)		$ 1	$ 37
Deferred revenue (in Dollars)	$ 109
Revenue percentage	100.00%
Warrant [Member]
Summary of Significant Accounting Policies and Basis of Presentation (Details) [Line Items]
Purchase of stock price (in Shares)		486,587	138,915
Minimum [Member]
Summary of Significant Accounting Policies and Basis of Presentation (Details) [Line Items]
Estimated useful life		3 years
Stock price range		$ 36.4	$ 36.4
Minimum [Member] | Warrant [Member]
Summary of Significant Accounting Policies and Basis of Presentation (Details) [Line Items]
Stock price range		$ 7.67	55.9
Maximum [Member]
Summary of Significant Accounting Policies and Basis of Presentation (Details) [Line Items]
Estimated useful life		5 years
Stock price range		$ 186.55	186.55
Maximum [Member] | Warrant [Member]
Summary of Significant Accounting Policies and Basis of Presentation (Details) [Line Items]
Stock price range		$ 260	$ 260